Financial instruments - Derivative financial instruments valuation (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Current Assets	€ 24,088	€ 18,593
Current Liabilities	(41,859)	(9,205)
Derivatives - cash flow hedging instruments
Financial instruments
Total Assets	4,362	1,990
Total Liabilities	(15,388)	(4,315)
Derivatives - cash flow hedging instruments | Foreign exchange contracts
Financial instruments
Current Assets	4,362	1,990
Current Liabilities	(15,388)	(4,315)
Derivatives - not designated as hedging instruments
Financial instruments
Total Assets	21,453	20,295
Total Liabilities	(52,009)	(4,890)
Derivatives - not designated as hedging instruments | Foreign exchange contracts
Financial instruments
Current Assets	19,726	16,603
Non-current Assets	1,727	3,692
Current Liabilities	(26,471)	€ (4,890)
Non-current Liabilities	(144)
Derivatives - not designated as hedging instruments | Derivatives embedded in vPPAs
Financial instruments
Non-current Liabilities	€ (25,394)